Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus,

dated February 28, 2012

with respect to

Thrivent Equity Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Equity Income Plus Fund

The summary section of the Class A Shares prospectus of Thrivent Equity Income Plus Fund is amended. The table under “Fees and Expenses” is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund (Underlying Fund) Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.50%
Less Expense Reimbursement[2]	0.32%
Net Annual Fund Operating Expenses	1.18%

The expense example table under “EXAMPLE” in the summary section of the prospectus is also amended. It is deleted and replaced with the following.

1 Year	3 Years	5 Years	10 Years
$664	$968	$1,295	$2,216

Thrivent Diversified Income Plus Fund

The summary section of the Class A Shares prospectus of Thrivent Diversified Income Plus Fund is amended. The table under Fees and Expenses is deleted and replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund (Underlying Fund) Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.17%
Less Expense Reimbursement[2]	0.06%
Net Annual Fund Operating Expenses	1.11%

The expense example table under “EXAMPLE” in the summary section of the prospectus is also amended. It is deleted and replaced with the following.

1 Year	3 Years	5 Years	10 Years
$558	$799	$1,059	$1,801

The date of this Supplement is January 14, 2013.

Please include this Supplement with your Prospectus.

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